Subsequent Events	7 Months Ended
Dec. 31, 2015
Asian Equity Exchange Group Co LTD [Member]
Subsequent Events

NOTE 10 – SUBSEQUENT EVENTS

On November 30, 2015, Asia Equity Exchange Group Inc. (“AEEX”) executed a Sale and Purchase Agreement (“the Agreement”) to acquire 100% of the shares and assets of the Company. Pursuant to the Agreement, AEEX agreed to issue one billion (1,000,000,000) restricted common shares of AEEX to the owners of the Company (“the share exchange”). Execution of this agreement is the first stage of the planned acquisition. Closing was planned to take place on or before March 31, 2016. Closing is contingent upon the completion of an audit of the Company. All shares issued pursuant to the Agreement are held in escrow and deemed to be in the full control of AEEX until the closing.

Upon the completion of this audit, the share exchange has been closed. As a result, the Company has become a wholly owned subsidiary of AEEX. For financial accounting purposes, the share exchange has been accounted for as a reverse acquisition by the Company, and resulted in a recapitalization, with the Company, being the accounting acquirer and AEEX, as the acquired entity.